CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,868	[1]	$ 1,317	[1]	$ 1,923
Short-term deposit	1,772		2,769		0
Account receivable	617		742		312
Prepaid expenses	43		46		69
Total current assets	4,300		4,874		2,304
Long-Term Assets:
Prepaid expenses	23		17		17
Severance payment fund	195		172		109
Total long-term investments	218		189		126
Property and Equipment, Net	234		247		314
Total assets	4,752		5,310		2,744
LIABILITIES AND STOCKHOLDERS' EQUITY
Trade payables	246		358		244
Accrued expenses	656		605		750
Other accounts payable	159		176		141
Total current liabilities	1,061		1,139		1,135
Accrued Severance Pay	210		189		121
Total liabilities	1,271		1,328		1,256
Stockholders' Equity:
Stock capital: (Note 6) Common stock of $0.00005 par value - Authorized: 800,000,000 shares at March 31, 2013 and December 31, 2012; Issued and outstanding: 151,854,176 and 150,085,035 shares at March 31, 2013 and December 31, 2012 respectively.	7		7		6
Additional paid-in-capital	52,064		51,483		45,560
Deficit accumulated during the development stage	(48,590)		(47,508)		(44,078)
Total stockholders' equity	3,481		3,982		1,488
Total liabilities and stockholders' equity	$ 4,752		$ 5,310		$ 2,744

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.